Inventories - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Continuing Operations
Classes Of Inventories [Line Items]
Cost of sales and other production expenses	$ 1,102	$ 2,315	$ 23,136
Inventory write-downs			2,028
Discontinued Operations
Classes Of Inventories [Line Items]
Cost of sales and other production expenses	0	10,126	10,295
Inventory write-downs	$ 0	$ 642	$ 981